Eaton Vance

Arizona Municipal Income Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 94.4%

Security	Principal Amount (000’s omitted)	Value
Education — 16.5%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$289,462
Arizona Industrial Development Authority, (Doral Academy of Nevada):
5.00%, 7/15/39(1)	55	62,711
5.00%, 7/15/40(1)	350	398,209
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada):
4.00%, 7/15/40(1)	60	64,176
4.00%, 7/15/50(1)	60	63,259
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)(2)	525	545,218
Arizona State University:
5.00%, 7/1/36	1,150	1,345,086
Green Bonds, 5.00%, 7/1/40	1,000	1,272,830
Prerefunded to 7/1/22, 5.00%, 7/1/37	830	875,567
Glendale Industrial Development Authority, AZ, (Midwestern University):
5.00%, 5/15/25	1,500	1,564,905
5.00%, 5/15/31	175	225,724
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	481,875
Northern Arizona University, 5.00%, 6/1/38	1,000	1,192,550
Pima County Community College District, AZ:
5.00%, 7/1/33	300	377,916
5.00%, 7/1/35	720	903,017
University of Arizona:
5.00%, 6/1/38	1,500	1,792,095
5.00%, 8/1/38	600	779,652
5.00%, 6/1/42	500	631,700

		$12,865,952

Electric Utilities — 6.4%
Mesa, AZ, Utility Systems Revenue:
4.00%, 7/1/31	$1,160	$1,327,956
4.00%, 7/1/34	500	614,045
Pinal County Electrical District No. 3, AZ:
5.00%, 7/1/29	450	582,908
5.00%, 7/1/33	1,000	1,199,850
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/35	1,000	1,245,540

		$4,970,299

Escrowed/Prerefunded — 0.5%
Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	$170	$179,641
Kyrene Elementary School District No. 28, Maricopa County, AZ, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	223,186

		$402,827

Security	Principal Amount (000’s omitted)	Value
General Obligations — 12.8%
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/36	$1,000	$1,202,770
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/33	225	258,212
Flagstaff, AZ, 4.00%, 7/1/28	110	133,881
Kyrene Elementary School District No. 28, AZ:
4.00%, 7/1/35	130	157,385
4.00%, 7/1/36	175	211,234
Paradise Valley Unified School District No. 69, AZ:
4.00%, 7/1/38	350	420,147
4.00%, 7/1/39	600	718,548
4.00%, 7/1/40	1,000	1,195,280
Peoria Unified School District No. 11, AZ, 4.00%, 7/1/31	350	416,909
Phoenix Union High School District No. 210, AZ:
4.00%, 7/1/39	300	357,999
5.00%, 7/1/26	1,000	1,228,090
Scottsdale Unified School District No. 48, AZ, 5.00%, 7/1/31	750	928,507
Tempe, AZ:
5.00%, 7/1/30	1,000	1,280,440
5.375%, 7/1/21	1,060	1,068,883
Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	386,323

		$9,964,608

Hospital — 13.9%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 0.02%, 1/1/46(3)	$3,180	$3,180,000
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,880,101
Arizona Industrial Development Authority, (Phoenix Children’s Hospital), 3.00%, 2/1/39	1,000	1,074,590
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	579,520
5.00%, 1/1/38	1,000	1,202,720
Maricopa County Industrial Development Authority, AZ, (HonorHealth):
4.00%, 9/1/37	250	303,008
5.00%, 9/1/32	400	505,588
5.00%, 9/1/33	350	464,901
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	545,380
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,107,682

		$10,843,490

Housing — 2.0%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	$125	$147,655
5.00%, 7/1/37	500	579,315
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	500	583,285
5.00%, 7/1/44	250	288,083

		$1,598,338

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	$250	$276,725
4.50%, 8/1/42	850	879,036

		$1,155,761

Insured-Electric Utilities — 2.2%
Mesa, AZ, Utility Systems Revenue:
(NPFG), 5.00%, 7/1/23	$430	$474,625
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	496,805
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	132,618
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	320	357,213
(NPFG), Series SS, 5.00%, 7/1/25	220	225,828

		$1,687,089

Insured-General Obligations — 10.2%
Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$1,370,256
Marana Unified School District No. 6, AZ, (AGM), 4.00%, 7/1/37	500	599,590
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	3,152,950
Maricopa County Elementary School District No. 66, AZ:
(BAM), 4.00%, 7/1/33	435	527,633
(BAM), 4.00%, 7/1/34	230	278,056
(BAM), 4.00%, 7/1/37	375	449,370
(BAM), 4.00%, 7/1/39	400	476,748
Sun City Fire District, AZ, (AGM), 4.00%, 1/1/37	1,000	1,152,460

		$8,007,063

Insured-Lease Revenue/Certificates of Participation — 3.3%
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,566,705

		$2,566,705

Insured-Special Tax Revenue — 2.3%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,468,775
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	450	335,389

		$1,804,164

Other Revenue — 1.8%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,407,280

		$1,407,280

Senior Living/Life Care — 1.3%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$566,380
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	235,046
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	230	233,685

		$1,035,111

Special Tax Revenue — 8.2%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,041,960
Mesa, AZ, Excise Tax Revenue:
4.00%, 7/1/33	200	246,434
4.00%, 7/1/37	250	303,128
Prerefunded to 7/1/22, 5.00%, 7/1/32	1,000	1,056,100

Security	Principal Amount (000’s omitted)	Value
Pinal County, AZ, Pledged Revenue:
4.00%, 8/1/33	$600	$702,282
4.00%, 8/1/36	500	581,045
Queen Creek, AZ, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,408,741
Tempe, AZ, Transit Excise Tax Revenue:
5.00%, 7/1/37	625	657,619
Prerefunded to 7/1/22, 5.00%, 7/1/37	375	395,812

		$6,393,121

Transportation — 4.3%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,139,850
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,184,780

		$3,324,630

Water and Sewer — 7.2%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,777,245
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/36	750	848,100
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 5.00%, 7/1/39	1,500	1,702,170
Tucson, AZ, Water System Revenue:
5.00%, 7/1/32	545	669,282
5.00%, 7/1/35	530	646,626

		$5,643,423

Total Tax-Exempt Municipal Obligations — 94.4% (identified cost $68,063,684)		$73,669,861

Taxable Municipal Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
Education — 0.3%
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 2.50%, 12/15/22(1)(2)	$125	$125,096
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	140	139,798

		$264,894

Special Tax Revenue — 1.3%
Pima County, AZ, 1.934%, 5/1/30(2)	$1,000	$1,007,700

		$1,007,700

Total Taxable Municipal Obligations — 1.6% (identified cost $1,265,000)		$1,272,594

Total Investments — 96.0% (identified cost $69,328,684)		$74,942,455

Other Assets, Less Liabilities — 4.0%		$3,115,976

Net Assets — 100.0%		$78,058,431

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 18.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 10.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $1,548,131 or 2.0% of the Fund’s net assets.

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at April 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$73,669,861	$—	$73,669,861
Taxable Municipal Obligations	—	1,272,594	—	1,272,594
Total Investments	$—	$74,942,455	$—	$74,942,455

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.